Disposal of the Discontinued Operations of the NFID Business	12 Months Ended
Dec. 31, 2023
Disposal of the Discontinued Operations of the NFID Business [Abstract]
DISPOSAL OF THE DISCONTINUED OPERATIONS OF THE NFID BUSINESS

NOTE 4 – DISPOSAL OF THE DISCONTINUED OPERATIONS OF THE NFID BUSINESS

On September 30, 2021, the Company entered into and closed on an Asset Purchase Agreement (see Note 1) with NFID, LLC, an unrelated party, a Florida limited liability company, whereby the Company sold certain assets, properties, and rights in connection with its NFID trademark name, logos, domain, and apparel clothing and accessories for a purchase price of $60,000 in the form of a promissory note amounting to $60,000. The promissory note bore 8% interest per annum and matured on October 1, 2023. On November 8, 2023 and effective on October 1, 2023, the Company and the Buyer entered into a First Amendment Promissory Note which increased the interest rate to 9% per annum and extended the maturity date to December 30, 2023 for no consideration. As of December 31, 2023, the Company recognized an allowance for loss on the note receivable and accrued interest receivable in an amount equal to the estimated probable losses, and accordingly, the Company recorded bad debt expense of $69,600, which represents the note receivable principal balance of $60,000 and accrued interest receivable of $9,600, which is recorded in loss from discontinued operations on the accompanying consolidated statement of operations. As of December 31, 2022, the note receivable had a principal balance of $60,000 and accrued interest receivable of $6,010 for a total outstanding receivable balance of $66,010 (see Note 5).

ASC 205-20 “Discontinued Operations” establishes that the disposal or abandonment of a component of an entity or a group of components of an entity should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. As a result, the component’s results of operations have been classified as discontinued operations on a retrospective basis for all periods presented. Accordingly, the results of operations of this component, for all periods, are separately reported as “discontinued operations” on the consolidated statements of operations.

The summarized operating result of discontinued operations of the NFID Business included in the Company’s consolidated statements of operations for the years ended December 31, 2023 and 2022 is as follows:

	For the Year Ended
	December 31,
	2023	2022
Product sales, net	$-	$-
Cost of sales	-	1,079
Gross loss	-	(1,079)
Total operating and other non-operating expenses	(69,600)	(84)
Loss from discontinued operations	$(69,600)	$(1,163)